Reserves - Changes in the Unrealized Fair Value of Available-for-sale Investments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Changes in unrealized fair value of available-for-sale investments, beginning balance	₩ (295,300)	₩ 230,190
Initial application of IFRS No. 9		(421,525)
Changes in unrealized fair value of equity investments	(9,422)	(139,226)
Reclassification upon disposal	21,902	45,737
Others	(2,253)	(10,476)
Changes in unrealized fair value of available-for-sale investments, ending balance	₩ (285,073)	₩ (295,300)